Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 — SUBSEQUENT EVENTS

On January 15, 2020, Ritter entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Qualigen Inc. (“Qualigen”), pursuant to which the Merger Sub will merge with and into Qualigen, with Qualigen surviving as a wholly owned subsidiary of Ritter. Upon closing, on a pro forma basis and based upon the number of shares of Ritter common stock expected to be issued in the merger, the pre-merger Ritter securityholders are expected to own approximately 7.5% of the combined company, on a fully diluted basis, and the pre-merger Qualigen securityholders are expected to own approximately 92.5% of the combined company, on a fully diluted basis. To consummate the merger, Ritter and Qualigen stockholders must adopt and approve the Merger Agreement and a series of Merger-related proposals. In addition to obtaining such stockholder approvals and appropriate regulatory approvals, each of the other closing conditions set forth in the Merger Agreement must be satisfied or waived.

Risks Related to COVID-19 Pandemic

The recent outbreak of COVID-19 originated in Wuhan, China, in December 2019 and has since spread to multiple countries, including the United States and several European countries. On March 11, 2020, the World Health Organization declared the outbreak a pandemic. The COVID-19 pandemic is affecting the United States and global economies and may affect the Company’s operations and those of third parties on which the Company relies. While the potential economic impact brought by, and the duration of, the COVID-19 pandemic is difficult to assess or predict, the impact of the COVID-19 pandemic on the global financial markets may reduce the Company’s ability to access capital, which could negatively impact the Company’s short-term and long-term liquidity and the Company’s and Qualigen’s ability to complete the Plan of Merger on a timely basis or at all. The ultimate impact of the COVID-19 pandemic is highly uncertain and subject to change. The Company does not yet know the full extent of potential delays or impacts on its business, financing or other activities or on healthcare systems or the global economy as a whole. However, these effects could have a material impact on the Company’s liquidity, capital resources, operations and business and those of the third parties on which we rely.